Investments In Associates And Joint Ventures, Other Investments And Non-Current Accounts Receivable (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Miscellaneous non-current assets [abstract]
Non-current accounts receivable	$ 272	$ 228
Non-current portion of assets from valuation of derivative financial instruments (note 17.4)	64	57
Investments in strategic equity securities	3	5
Investments at fair value through the statements of income	1	3
Other investments and non-current accounts receivable	$ 340	$ 293